Leases (Details 1) - Shopping Malls, Offices And Other Buildings [Member] - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 44,994	$ 56,658	$ 43,345
No Later Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	9,247	7,930	8,937
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	20,802	35,696	25,078
More Than 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future minimum proceeds generated from non-cancellable operating leases	$ 14,945	$ 13,032	$ 9,330